UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2008

Date of reporting period:	1/31/2008

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2007, at the beginning of the period, and held through the six-month period ended January 31, 2008.

Actual Expenses

The first line for each Series in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each Series in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%

Dryden Core Investment Fund	1

hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Series in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Core Investment Fund		Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Taxable Money Market Series	Actual	$1,000.00	$1,026.70	0.01%	$0.05
	Hypothetical	$1,000.00	$1,025.16	0.01%	$0.05

Short-Term Bond Series	Actual	$1,000.00	$966.90	0.02%	$0.10
	Hypothetical	$1,000.00	$1,025.10	0.02%	$0.10

* Series expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2008, and divided by the 365 days in the Series’ fiscal year ended January 31, 2008 (to reflect the six-month period).

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Portfolio of Investments

as of January 31, 2008

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 14.1%
$262,000	American Express Centurion Bank 5.00%, 2/6/08	$262,000,000
100,000	5.08%, 2/22/08	100,000,000
53,000	5.20%, 2/29/08	53,000,000
30,000	Banco Bilbao Vizcaya Argentaria 3.17%, 3/28/08	30,000,000
75,000	Bank of Scotland PLC 4.80%, 2/6/08	75,000,000
225,000	4.766%, 10/6/08	225,000,000
100,000	4.117%, 11/14/08	100,000,000
200,000	Barclays Bank PLC 5.14%, 2/22/08	200,000,000
350,000	5.25%, 2/29/08	350,000,000
150,000	3.15%, 4/28/08	150,000,000
250,000	BNP Paribas NY 5.11%, 3/13/08	250,000,000
180,000	Branch Banking and Trust Co. 4.19%, 3/13/08	180,000,000
116,000	Marshall & Ilsley Bank 4.82%, 2/11/08	116,000,000
235,000	4.40%, 2/12/08	235,000,000
200,000	Regions Bank 4.66%, 3/26/08	200,000,000
300,000	State Street Bank and Trust Corp. 4.89%, 2/19/08	300,000,000
100,000	Unicredito Italiano New York 5.01%, 2/1/08	100,000,000
150,000	4.89%, 2/4/08	150,000,000
90,000	5.14%, 2/19/08	90,000,000
300,000	5.19%, 2/19/08	300,000,000

		3,466,000,000

Commercial Paper 38.9%
76,475	Allianz Finance Corp., 144A 4.08%, 2/14/08(b)	76,362,327
68,000	3.20%, 2/22/08(b)	67,873,067
167,000	Amsterdam Funding Corp., 144A 4.15%, 2/15/08(b)	166,730,481
95,000	4.10%, 2/21/08(b)	94,782,444
175,000	4.12%, 2/22/08(b)	174,579,854

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	3

Portfolio of Investments

as of January 31, 2008 continued

Principal Amount (000)	Description	Value (Note 1)

$ 45,000	Australia & New Zealand Banking Group Ltd., 144A 4.580%, 3/26/08(b)	$44,690,850
200,000	Bank of America Corp. 4.985%, 2/8/08(b)	199,806,139
100,000	4.985%, 2/15/08(b)	99,806,139
157,000	4.67%, 3/17/08(b)	156,083,513
218,660	Bryant Park Funding, 144A 4.14%, 2/12/08(b)	218,380,306
66,223	4.20%, 2/14/08(b)	66,122,562
285,018	4.10%, 2/15/08(b)	284,563,554
50,000	Cafco LLC, 144A 4.20%, 2/20/08(b)	49,889,167
300,000	4.20%, 2/21/08(b)	299,299,999
161,000	Ciesco LP, 144A 4.20%, 2/19/08(b)	160,661,900
22,500	4.20%, 2/21/08(b)	22,447,500
172,000	Citigroup Funding, Inc. 4.74%, 2/6/08(b)	171,876,767
175,000	5.00%, 2/7/08(b)	174,854,167
175,000	5.00%, 2/8/08(b)	174,829,861
100,000	5.00%, 2/21/08(b)	99,722,222
85,000	4.96%, 2/28/08(b)	84,683,800
100,000	4.94%, 3/24/08(b)	99,286,444
205,000	Consolidated Edison Co. of New York, Inc., 144A 3.32%, 2/1/08(b)	205,000,000
75,000	Falcon Asset Securitization Co. LLC, 144A 4.15%, 2/7/08(b)	74,948,125
286	4.10%, 2/12/08(b)	285,642
200,000	General Electric Capital Corp. 4.15%, 3/11/08(b)	199,100,833
330,000	4.56%, 3/24/08(b)	327,826,399
200,000	4.35%, 3/26/08(b)	198,695,000
169,000	HSBC Finance Corp. 3.40%, 2/8/08(b)	168,888,272
50,000	ING America Insurance Holdings, Inc. 4.72%, 2/4/08(b)	49,980,333
75,000	4.75%, 2/5/08(b)	74,960,417
69,849	5.09%, 2/12/08(b)	69,740,365
130,000	5.12%, 2/13/08(b)	129,778,133
50,000	4.74%, 2/15/08(b)	49,907,833
105,000	4.95%, 3/12/08(b)	104,422,500
28,000	3.14%, 3/26/08(b)	27,868,120

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$ 50,000	3.15%, 3/28/08(b)	$49,755,000
60,000	3.77%, 4/17/08(b)	59,522,467
165,000	JPMorgan Chase & Co. 5.04%, 2/1/08(b)	165,000,000
200,000	5.01%, 2/14/08(b)	199,638,167
50,000	Kredietbank NA Finance Corp. 3.50%, 3/18/08(b)	49,776,389
88,579	Long Lane Master Trust IV, 144A 3.47%, 2/8/08(b)	88,519,234
20,148	3.40%, 2/20/08(b)	20,111,846
150,000	3.10%, 2/27/08(b)	149,664,167
110,000	Morgan Stanley 5.51%, 2/8/08(b)	109,883,314
140,000	5.47%, 2/22/08(b)	139,553,283
100,000	5.34%, 3/20/08(b)	99,288,000
230,000	Nestle Capital Corp., 144A 5.195%, 2/22/08(b)	229,303,004
170,539	Old Line Funding Corp., 144A 4.22%, 2/14/08(b)	170,279,118
278,154	3.15%, 2/15/08(b)	277,792,607
57,000	4.20%, 2/20/08(b)	56,873,650
100,000	4.05%, 2/21/08(b)	99,775,000
21,987	3.35%, 2/25/08(b)	21,937,896
122,000	PNC Funding Corp. 4.89%, 3/19/08(b)	121,221,132
150,000	3.22%, 4/25/08(b)	148,873,000
75,000	3.22%, 4/28/08(b)	74,415,469
91,000	Prudential PLC, 144A 3.12%, 3/11/08(b)	90,692,420
90,000	3.80%, 4/22/08(b)	89,230,500
165,000	Societe Generale N.A. 4.785%, 2/1/08(b)	165,000,000
200,000	Swedbank Mortgage AB 5.090%, 2/14/08(b)	199,632,389
200,000	5.135%, 2/20/08(b)	199,457,972
165,000	5.135%, 2/21/08(b)	164,529,292
10,000	5.135%, 2/22/08(b)	9,970,046
162,350	3.25%, 3/4/08(b)	161,880,989
77,000	3.89%, 4/22/08(b)	76,326,058
78,405	Swiss Re Financial Product, 144A 4.68%, 2/14/08(b)	78,272,496
85,000	4.67%, 3/6/08(b)	84,625,103
50,000	4.67%, 3/10/08(b)	49,753,528

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	5

Portfolio of Investments

as of January 31, 2008 continued

Principal Amount (000)	Description	Value (Note 1)

$250,000	Toyota Motor Credit Corp. 4.770%, 2/21/08(b)	$249,337,500
248,321	Tulip Funding Corp., 144A 4.10%, 2/19/08(b)	247,810,642
35,487	3.41%, 2/20/08(b)	35,423,133
186,823	3.35%, 2/27/08(b)	186,370,992
60,000	Westpac Banking Corp., 144A 4.68%, 5/2/08(b)	59,290,200
400,000	Westpac Securities NZ Ltd., 144A 3.141%, 1/28/09(a)(b)	399,999,999

		9,547,521,037

Loan Participations 1.5%
25,000	Cargill Global Funding PLC 4.90%, 2/4/08	25,000,000
75,000	4.95%, 2/4/08	75,000,000
50,000	4.95%, 2/4/08	50,000,000
50,000	Cargill, Inc. 4.95%, 2/4/08	50,000,000
60,000	3.27%, 2/28/08(d)	60,000,000
100,000	3.27%, 2/29/08(d)	100,000,000

		360,000,000

Municipal Bond 0.1%
23,055	Massachusetts St. Health & Educational, Harvard University, F.R.W.D., Ser. GG3 3.260%, 2/7/08(c)	23,055,000

Other Corporate Obligations 32.4%
140,200	American Express Credit Corp., M.T.N. 4.64%, 3/5/08(a)	140,200,856
6,100	American Honda Finance Corp., M.T.N., 144A 4.63%, 2/4/08(a)	6,100,779
530,000	Australia & New Zealand Banking Group Ltd., M.T.N., 144A 5.111%, 7/3/08(a)	530,000,000
450,000	Banco Espanol de Credito SA, 144A 3.941%, 8/11/08(a)	450,000,000
480,000	Bank of Scotland, M.T.N, 144A 4.53%, 9/5/08(a)	480,000,000
50,000	4.431%, 9/8/08(a)	49,999,357
164,000	BMW US Capital LLC, 144A 4.54%, 9/4/08(a)	163,923,060

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$153,000	Caja de Ahorros y Monte de Piedad de Madrid, 144A 4.044%, 8/12/08(a)	$153,000,000
110,000	Caterpillar Financial Services Corp., M.T.N. 4.485%, 3/4/08(a)	110,000,000
3,200	Citigroup, Inc. 3.50%, 2/1/08	3,200,000
20,000	General Electric Capital Corp., M.T.N. 5.171%, 3/4/08(a)	20,003,142
11,355	4.317%, 4/15/08(a)	11,357,116
195,000	4.955%, 5/19/08(a)	195,050,761
112,000	3.285%, 10/24/08(a)	111,954,265
12,500	General Electric Co., 5.186%, 12/9/08(a)	12,521,981
125,000	Genworth Life Insurance Co. 4.316%, 8/15/08(a)(d)(e) (cost $125,000,000; date purchased 7/16/07)	125,000,000
22,000	3.854%, 8/22/08(a)(d)(e) (cost $22,000,000; date purchased 7/24/07)	22,000,000
324,000	HSBC Finance Corp. 4.55%, 9/6/08(a)	324,000,000
100,000	HSBC USA, Inc., M.T.N 4.246%, 8/14/08(a)	100,000,000
452,000	ING Verzekeringen NV, M.T.N., 144A 4.56%, 9/3/08(a)	452,000,000
218,000	Irish Life & Permanent PLC, M.T.N., 144A 3.984%, 8/20/08(a)	217,996,892
146,000	John Deere Capital Corp., M.T.N. 5.037%, 9/25/08(a)	145,940,649
	JPMorgan Chase & Co., M.T.N.
229,000	4.351%, 8/11/08(a)	229,000,000
340,000	4.621%, 9/2/08(a)	340,000,000
96,000	Kommunalkredit Austria AG, 144A 3.954%, 8/22/08(a)	96,000,000
	Merrill Lynch & Co., Inc., M.T.N.
170,000	4.129%, 8/15/08(a)	170,000,000
109,000	3.914%, 8/22/08(a)	108,895,175
15,000	5.105%, 8/22/08(a)	14,978,251
170,000	4.65%, 9/3/08(a)	170,000,000
17,550	3.334%, 10/27/08(a)	17,523,074
59,000	Metlife Insurance Co. of Connecticut 5.09%, 2/23/08(a)(d)(e) (cost $59,000,000; date purchased 2/23/07)	59,000,000
99,000	4.565%, 7/7/08(a)(d)(e) (cost $99,000,000; date purchased 7/9/07)	99,000,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	7

Portfolio of Investments

as of January 31, 2008 continued

Principal Amount (000)	Description	Value (Note 1)

$ 63,000	Metropolitan Life Insurance Co. 4.971%, 2/1/08(a)(d)(e) (cost $63,000,000; date purchased 2/1/07)	$63,000,000
131,500	Morgan Stanley 3.361%, 4/25/08(a), M.T.N.	131,516,710
177,000	3.375%, 8/26/08(a)	177,000,000
200,000	4.65%, 9/3/08(a), M.T.N.	200,000,000
19,000	4.361%, 9/15/08(a)	19,003,470
144,000	4.725%, 10/31/08(a), M.T.N.	144,000,000
75,000	National Australia Bank Ltd., 144A 4.530%, 9/5/08(a)	75,003,866
66,000	National City Bank of Cleveland, M.T.N. 4.59%, 2/7/08(a)	66,000,895
200,000	4.869%, 2/13/08(a)	200,001,596
15,000	4.874%, 3/25/08(a)	15,000,522
32,000	National City Bank of Indiana, M.T.N. 4.933%, 5/6/08(a)	32,007,070
50,000	4.914%, 5/13/08(a)	50,008,654
50,000	Nationwide Building Society, 144A 4.923%, 7/28/08(a)	50,007,299
197,000	Nordea Bank AB, 144A 4.391%, 8/8/08(a)	197,000,000
160,000	4.431%, 9/8/08(a), M.T.N.	160,000,000
200,000	Royal Bank of Scotland Group PLC, M.T.N., 144A 4.625%, 10/10/08(a)	200,000,000
262,200	Skandinaviska Enskilda Banken AB, 144A 4.009%, 8/19/08(a)	262,200,000
20,500	Suntrust Bank, Inc. 4.809%, 4/2/08(a)	20,503,994
75,000	Toyota Motor Credit Corp., M.T.N. 4.565%, 2/3/09(a)	75,000,000
50,000	4.669%, 5/2/08(a)	49,973,885
45,650	US Bank N.A. 4.45%, 2/8/08(a)	45,648,377
98,000	Wal-Mart Stores, Inc. 4.891%, 6/16/08(a)	97,983,279
52,000	Wells Fargo & Co., M.T.N. 5.186%, 3/10/08(a)	51,997,616
340,000	4.65%, 9/3/08(a)	340,000,000
89,000	Westpac Banking Corp., M.T.N. 5.201%, 7/11/08(a)	89,000,147

		7,940,502,738

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Time Deposit 1.6%
$405,468	Fifth Third Bancorp 3.375%, 2/1/08	$405,468,000

U. S. Government Agencies 4.1%
	Federal Home Loan Bank
170,000	3.803%, 2/17/09(a)	170,000,000
831,835	3.12%, 2/22/08(b)	830,320,769

		1,000,320,769

Repurchase Agreements(g) 9.1%
800,000	Bank of America Securities, LLC 3.00%, dated 1/31/08, due 2/1/08 in the amount of $800,066,667 (cost $800,000,000; the value of collateral including accrued interest was $816,000,001)	800,000,000
300,000	Barclays Capital, Inc. 3.00%, dated 1/31/08, due 2/1/08 in the amount of $300,025,000 (cost $300,000,000; the value of collateral including accrued interest was $306,000,000)	300,000,000
156,669	Credit Suisse 3.50%, dated 1/31/08, due 2/1/08 in the amount of $156,684,232 (cost $156,669,000; the value of collateral including accrued interest was $159,804,440)	156,669,000
300,000	Deutsche Bank AG 3.05%, date 1/31/08, due 2/1/08 in the amount of $300,025,417 (cost $300,000,000; the value of collateral including accrued interest was $306,000,000)	300,000,000
292,210	Deutsche Bank AG 3.00%, date 1/31/08, due 2/1/08 in the amount of $292,234,351 (cost $292,210,000; the value of collateral including accrued interest was $298,054,200)	292,210,000
179,898	Greenwich Capital Markets, Inc. 3.00%, dated 1/31/08, due 2/1/08 in the amount of $179,912,992 (cost $179,898,000; the value of collateral including accrued interest was $183,496,783)	179,898,000
200,000	Lehman Brothers, Inc. 3.50%, dated 1/31/08, due 2/1/08 in the amount of $200,019,444 (cost $200,000,000; the value of collateral including accrued interest was $203,983,312)	200,000,000

		2,228,777,000
	Total Investments 101.8% (amortized cost $24,971,644,544)(f)(h)	24,971,644,544
	Liabilities in excess of other assets (1.8%)	(435,064,210)

	Net Assets 100.0%	$24,536,580,334

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	9

Portfolio of Investments

as of January 31, 2008 continued

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

F.R.W.D.—Floating Rate (Weekly) Demand.

M.T.N.—Medium Term Note.

N.A.—National Association (National Bank).

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at January 31, 2008.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $368,000,000. The aggregate value of $368,000,000 is 1.5% of net assets.
(f)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(g)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(h)	As of January 31, 2008, 2 securities representing $147,000,000 and 0.6% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2008 was as follows:

Commercial Paper	38.9%
Other Corporate Obligations	32.4
Certificates of Deposit	14.1
Repurchase Agreements	9.1
U.S. Government Agencies	4.1
Time Deposit	1.6
Loan Participations	1.5
Municipal Bond	0.1

101.8
Liabilities in excess of other assets	(1.8)

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of January 31, 2008

Assets
Unaffiliated investments, at amortized cost which approximates market value	$24,971,644,544
Interest receivable	60,363,836
Prepaid expenses	197,405

Total assets	25,032,205,785

Liabilities
Payable for investments purchased	472,000,677
Dividend payable	23,424,048
Accrued expenses	90,165
Payable to custodian	74,677
Transfer agent fee payable	16,667
Management fee payable	13,425
Deferred directors’ fee	5,792

Total liabilities	495,625,451

Net Assets	$24,536,580,334

Net assets were comprised of:
Common stock, at par	$24,536,591
Paid-in capital in excess of par	24,512,033,709

24,536,570,300
Undistributed net investment income	10,034

Net assets January 31, 2008	$24,536,580,334

Net asset value, offering price and redemption price per share ($24,536,580,334 ÷ 24,536,591,395 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	11

Statement of Operations

Year Ended January 31, 2008

Net Investment Income
Income
Unaffiliated interest	$1,099,669,662

Expenses
Management fee	1,848,035
Insurance expense	385,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	101,264
Custodian’s fees and expenses	87,000
Interest expense (Note 7)	50,194
Reports to shareholders	23,000
Legal fees and expenses	20,000
Audit fee	19,000
Directors’ fees	9,000
Miscellaneous	67,132

Total expenses	2,609,625

Net investment income	1,097,060,037

Net Realized Gain On Investments
Net realized gain on investment transactions	182,955

Net Increase In Net Assets Resulting From Operations	$1,097,242,992

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

	Year Ended January 31,
	2008	2007
Increase In Net Assets
Operations
Net investment income	$1,097,060,037	$790,998,018
Net realized gain (loss) on investment transactions	182,955	(7,641)

Net increase in net assets resulting from operations	1,097,242,992	790,990,377

Dividends from net investment income (Note 1)	(1,097,242,992)	(791,280,423)

Series share transactions (Note 6)
Net proceeds from shares subscribed	160,735,985,229	121,642,461,871
Net asset value of shares issued to shareholders in reinvestment of dividends	700,164,535	546,148,760
Cost of shares reacquired	(153,590,603,913)	(119,936,928,868)

Net increase in net assets from Series share transactions	7,845,545,851	2,251,681,763

Total increase	7,845,545,851	2,251,391,717

Net Assets
Beginning of year	16,691,034,483	14,439,642,766

End of year(a)	$24,536,580,334	$16,691,034,483

(a) Includes undistributed net investment income of:	$10,034	$119,724

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	13

Portfolio of Investments

as of January 31, 2008

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 90.8%

ASSET BACKED SECURITIES 48.0%
Ace Securities Corp. Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Aa2	4.35%	06/25/32	$747	$540,276
Ace Securities Corp. Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	3.83	04/25/35	2,000	1,928,592
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	A2	5.08	11/25/33	821	752,117
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aa2	4.28	09/25/33	1,278	1,188,076
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	3.90	04/25/34	4,837	4,613,965
Ace Securities Corp., Home Equity Loan, Ser. 2007-HE1, Class A2C(a)	Aaa	3.55	01/25/37	10,000	8,173,413
Ace Securities Corp., Home Equity Loan, Ser. 2007-HE4, Class A2C(a)	Aaa	3.68	05/25/37	7,000	5,675,890
Ace Securities Corp., Home Equity Loan, Ser. 2007-WM1, Class A2C(a)	Aaa	3.55	11/25/36	10,000	7,422,024
American Express Credit Account Master Trust, Ser, 2006-3, Class C, 144A(a)	Baa1	4.52	03/17/14	10,000	9,159,700
American Express Credit Account Master Trust, Ser. 2003-2, Class B(a)	Aa3	4.61	10/15/10	10,000	10,002,869
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(a)	Baa1	4.74	02/15/12	7,380	7,370,071
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(a)	Baa1	4.52	12/15/13	10,000	8,992,581

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa1	4.53%	08/15/13	$13,000	$11,769,810
American Express Credit Account Master Trust, Ser. 2007-1, Class C, 144A(a)	Baa2	4.51	09/15/14	5,000	4,425,663
American Express Credit Account Master Trust, Ser. 2007-3, Class B(a)	A2	4.33	10/15/12	10,000	9,612,546
American Express Credit Account Master Trust, Ser. 2007-3, Class C, 144A(a)	Baa2	4.49	10/15/12	2,000	1,909,240
Americredit Automobile Receivables Trust, Ser. 2007-DF, Class A2B(a)	Aaa	5.09	01/6/11	19,000	18,963,283
Ameriquest Mortgage Securities, Inc. Ser. 2004-R6, Class A1(a)	Aaa	3.59	07/25/34	9,587	8,993,434
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)(c)	Aa2	4.73	02/25/33	6,948	6,404,398
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M2(a)(c)	Ba1	6.15	02/25/33	1,222	788,238
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	4.07	01/25/34	1,600	1,444,344
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	4.13	01/25/34	3,200	2,980,121
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)(c)	Baa2	6.15	03/25/33	420	232,899
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(a)	Aa2	4.08	10/25/33	7,134	6,327,850

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	15

Portfolio of Investments

as of January 31, 2008 continued

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	A2	5.18%	07/25/32	$284	$247,542
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC6, Class M1(a)	Aa2	4.13	08/25/32	2,585	1,921,809
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC9, Class M1(a)	Aa2	5.03	12/25/32	3,047	2,851,137
Asset Backed Funding Cert., Ser. 2006-HE1, Class A2C(a)	Aaa	3.54	01/25/37	4,400	3,656,041
Asset Backed Funding Cert., Ser. 2006-HE1, Class A2D(a)	Aaa	3.60	01/25/37	33,544	24,699,034
Asset Backed Funding Cert., Ser. 2006-OPT1, Class A3D(a)	Aaa	3.62	09/25/36	6,000	4,409,312
Asset Backed Securities Corp. Home Equity Loan, Ser. 2005-HE6, Class M1(a)	Aa1	3.87	07/25/35	2,500	2,235,102
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE6, Class M2(a)	A2	5.03	11/25/33	2,930	2,297,900
Asset Backed Securities Corp., Home Equity Loan, Ser. 2007-HE1, Class A4(a)	Aaa	3.52	12/25/36	11,000	8,958,538
Asset Backed Securities Corp., Home Equity, Ser. 2003-HE5, Class M2(a)	A2	6.14	09/15/33	1,541	1,336,027
Asset Backed Securities Corp., Home Equity, Ser. 2004-HE1, Class M2(a)	A2	5.89	01/15/34	2,035	1,810,980
BA Credit Card Trust, Ser. 2006, Class C4(a)	Baa2	4.47	11/15/11	26,300	25,345,904

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Bank One Issuance Trust, Ser. 2003, Class C4(a)	Baa2	5.27%	02/15/11	$10,000	$9,999,238
Bank One Issuance Trust, Ser. 2004-C1, Class C1(a)	Baa2	4.74	11/15/11	5,000	4,874,286
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	Aaa	3.55	05/25/35	19,000	16,102,500
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-FR3, Class M2(a)	A2	4.55	09/25/34	1,437	1,381,737
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE7, Class M1(a)	Aa2	3.98	08/25/34	3,629	3,355,060
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE8, Class M2(a)	A2	4.58	09/25/34	1,100	995,058
Capital Auto Receivable Asset Trust, Ser. 2006-2, Class A2A	AAA(d)	5.23	02/15/09	2,647	2,653,640
Capital Auto Receivables Asset Trust, Ser. 2007-3, Class A2B(a)	Aaa	4.49	11/15/09	14,000	13,976,535
Carmax Auto Owner Trust, Ser. 2008-1, Class A1	P-1	4.45	01/15/09	5,000	5,005,500
Carmax Auto Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	4.63	04/15/11	5,000	4,995,508
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class A2(a)	Aaa	3.65	09/25/35	3,547	3,517,460
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)(c)	Ba3	5.63	01/25/33	520	143,904
Centex Home Equity, Home Equity Loan, Ser. 2002-D, Class M1(a)	Aa2	4.45	12/25/32	1,451	1,317,260
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	3.78	03/25/35	3,000	2,739,461

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	17

Portfolio of Investments

as of January 31, 2008 continued

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Centex Home Equity, Ser. 2003-A, Class M2(a)	A2	5.11%	03/25/33	$628	$446,050
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	4.08	06/25/33	1,502	1,396,402
Centex Home Equity, Ser. 2003-B, Class M2(a)	A2	5.08	06/25/33	898	743,067
Chase Credit Card Master Trust, Ser. 2003-6, Class C(a)	Baa1	5.04	02/15/11	18,000	17,807,749
Chase Funding Mortgage Loan, Ser. 2003-2, Class 2A2(a)	Aaa	3.94	02/25/33	1,455	1,433,946
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	4.54	04/15/13	10,451	9,522,049
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	4.53	01/15/14	35,000	31,279,947
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	4.57	11/15/12	14,000	12,967,703
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	4.33	02/20/15	19,100	16,194,972
Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	4.76	01/9/12	34,120	32,292,866
Citigroup Mortgage Loan Trust Inc., Ser. 2006-HE2, Class A2B(a)	Aaa	3.48	08/25/36	4,000	3,814,428
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(a)	Aa1	3.81	05/25/35	3,322	3,129,244
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(a)	Aa1	3.84	09/25/35	2,000	1,840,872
CLI Funding, LLC, Ser. 2006-1A, Class A, 144A(a)	Aaa	4.17	08/18/21	17,167	16,829,865
Conseco Finance Corp., Ser. 2001-C, Class M1(a)	Aa3	4.94	08/15/33	901	816,620

See Notes to Financial Statements.

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	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Countrywide Asset-Backed Certificates, Home Equity Loan, Ser, 2002-3, Class M1(a)	Aa2	4.50%	03/25/32	$665	$594,448
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa2	4.08	08/25/33	2,330	2,122,292
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-13, Class MV2(a)	Aa2	3.84	04/25/36	9,900	8,769,035
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2006-S4, Class A1(a)	Aaa	3.49	07/25/34	11,448	10,861,058
Countrywide Asset-backed Certificates, Ser. 2003-5, Class MV1(a)	Aaa	3.98	01/25/34	212	211,062
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	3.88	05/25/34	3,500	3,248,264
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	Aa1	3.82	04/25/36	4,000	3,649,898
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(a)	Aa1	3.80	08/25/35	3,300	3,110,879
Countrywide Asset-Backed Certificates, Ser. 2006-13, Class 1AF1(a)	Aaa	3.50	01/25/37	4,168	4,098,770
Countrywide Asset-Backed Certificates, Ser. 2006-S7, Class A1(a)	Aaa	3.47	11/25/35	27,328	26,073,983
Countrywide Asset-Backed Certificates, Ser. 2006-S8, Class A1(a)	Aaa	3.47	04/25/36	22,903	21,930,306
Countrywide Asset-Backed Certificates, Ser. 2007-1, Class 2A4(a)	Aaa	3.61	07/25/37	12,400	8,985,206

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	19

Portfolio of Investments

as of January 31, 2008 continued

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Countrywide Asset-Backed Certificates, Ser. 2007-2, Class 2A4(a)	Aaa	3.60%	08/25/37	$10,000	$6,977,430
Countrywide Asset-Backed Certificates, Ser. 2007-S1, Class A1A(a)	Aaa	3.49	11/25/36	13,939	13,317,538
Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A(a)	Aaa	4.48	04/15/35	1,880	1,740,710
Countrywide Home Equity Loan Trust, Ser. 2005-B, Class 2A(a)	Aaa	4.42	05/15/35	1,931	1,499,742
Countrywide Home Equity Loan Trust, Ser. 2005-I, Class 2A(a)	Aaa	4.47	02/15/36	4,191	3,709,987
Countrywide Home Equity Loan Trust, Ser. 2006-B, Class 2A(a)	Aaa	4.41	05/15/36	6,141	5,153,912
Countrywide Home Equity Loan Trust, Ser. 2006-G, Class 2A(a)	Aaa	4.39	10/15/36	9,889	9,175,702
Countrywide Home Equity Loan Trust, Ser. 2006-H, Class 2A1A(a)	Aaa	4.39	11/15/36	24,014	19,880,084
Countrywide Home Equity Loan Trust, Ser. 2006-I, Class 2A(a)	Aaa	4.38	01/15/37	37,503	34,979,787
Credit-Based Asset Servicing & Securitization LLC, Ser. 2006-CB9, Class A4(a)	Aaa	3.61	11/25/36	6,000	4,362,406
CS First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	4.00	01/25/32	2,532	2,484,658
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Aa2	4.98	03/25/32	1,170	1,105,492
DaimlerChrysler Auto Trust, Ser. 2006-D, Class A2	AAA(d)	5.19	08/8/09	5,144	5,161,663
Discover Card Master Trust I Credit Card, Ser. 2003-4, Class B1(a)	A2	4.57	05/15/11	2,515	2,488,688

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A2	4.38%	03/15/14	$9,816	$9,180,660
Discover Card Master Trust I, Ser. 2007-3, Class B1(a)	A2	4.37	05/15/10	15,000	14,406,135
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	Baa1	5.28	12/25/32	331	231,621
FBR Securitization Trust, Ser. 2005-5, Class M1(a)	Aa1	3.84	11/25/35	10,000	8,525,922
Fieldstone Mortgage Investment Corp., Ser. 2006-2, Class 2A2(a)	Aaa	3.55	07/25/36	15,210	12,515,450
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FF2, Class M3(a)	Aa3	3.86	03/25/35	6,000	5,106,746
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	Aa3	4.03	12/25/35	3,500	2,654,273
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FF13, Class A2D(a)	Aaa	3.62	10/25/36	15,000	11,122,917
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2(a)	Aa2	3.78	01/25/36	2,000	1,291,054
First Franklin Mtg. Loan Asset Backed Cert., Ser. 2006-FF18, Class A2C(a)	Aaa	3.54	12/25/37	20,500	17,126,600
First NLC Trust, Ser. 2005-2, Class M1(a)	Aa1	3.86	09/25/35	2,500	2,287,717
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144A(a)	Aaa	3.54	06/25/19	28,856	25,343,106
Ford Credit Auto Owner Trust, Ser. 2006-A, Class A3	Aaa	5.05	03/15/10	2,045	2,056,015

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	21

Portfolio of Investments

as of January 31, 2008 continued

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Ford Credit Auto Owner Trust. Ser. 2007-A, Class A2A	Aaa	5.42%	04/15/10	$8,391	$8,489,288
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A2(a)	Aaa	4.59	07/15/10	5,000	4,998,438
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa1	4.43	12/25/33	1,476	1,408,546
Fremont Home Loan Trust, Ser. 2004-1, Class M6(a)	A3	4.68	02/25/34	437	322,564
Fremont Home Loan Trust, Ser. 2004-2, Class M2(a)	Aa1	4.00	07/25/34	2,400	2,222,830
Fremont Home Loan Trust, Ser. 2006-B, Class 2A3(a)	Aaa	3.54	08/25/36	34,600	31,041,209
Fremont Home Loan Trust, Ser. 2006-C, Class 2A2(a)	Aaa	3.53	10/25/36	25,000	21,121,335
GE Business Loan Trust, Ser. 2003-2, Class A, 144A(a)	Aaa	4.61	11/15/31	12,396	12,206,067
GE Business Loan Trust , Ser. 2004-2A, Class A, 144A(a)	Aaa	4.46	12/15/32	10,906	10,636,655
GE Business Loan Trust, Ser. 2006-2, Class A, 144A(a)	Aaa	4.42	11/15/34	14,262	13,519,118
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	4.54	06/15/13	4,000	3,853,554
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	4.35	09/15/12	9,000	8,744,327
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class C(a)	Baa2	4.48	09/15/12	11,500	11,023,173
GE Capital Credit Card Master Note Trust, Ser. 2007-1, Class C(a)	Baa2	4.51	03/15/13	21,000	19,783,957
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A2	4.42	03/15/15	25,000	23,402,548

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	Baa2	4.60%	03/15/15	$13,680	$12,084,623
GE Corporate Aircraft Financing, Ser. 2005-1, Class A3, 144A(a)	Aaa	3.64	08/25/19	12,500	12,295,875
GE Dealer Floorplan Master Note Trust, Ser. 2006-1, Class B(a)	A1	4.13	04/20/11	24,500	23,302,482
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	A1	4.17	04/20/13	5,000	4,473,967
GE Dealer Floorplan Master Note Trust, Ser. 2006-3, Class B(a)	A1	4.13	07/20/11	19,000	17,525,454
GE Equipment Midticket LLC, Ser. 2007-1, Class A1	P-1	4.91	11/14/08	6,948	6,935,091
GE Seaco Finance, Ser. 2005-1A, Class A, 144A(a)	Aaa	4.27	11/17/20	10,967	10,637,666
GE-WMC Mortgage Securities LLC, Ser. 2006-1, Class A2B(a)	Aaa	3.53	08/25/36	3,600	2,769,858
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2005-HE3, Class A2(a)	Aaa	3.53	02/25/36	7,775	7,554,928
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE3, Class A1(a)	Aaa	3.48	10/25/36	5,105	4,848,434
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE4, Class A2(a)	Aaa	3.52	12/25/36	15,000	13,846,544
GMAC Mortgage Corp. Loan Trust, Ser. 2001-HE2, Class 1A1(a)	Aaa	3.60	12/25/26	5,436	5,097,425

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	23

Portfolio of Investments

as of January 31, 2008 continued

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

GSAMP Trust Home Equity Loan, Ser. 2003-FM1, Class M2(a)	A2	6.71%	03/20/33	$287	$265,406
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M2(a)	Aa2	5.48	11/25/33	883	773,227
GSAMP Trust Home Equity Loan, Ser. 2004-NC1, Class M1(a)	Aa2	3.93	03/25/34	1,777	1,638,805
GSAMP Trust Home Equity Loan, Ser. 2005-HE6, Class M2(a)	Aa2	3.83	11/25/35	4,500	3,988,253
GSAMP Trust Home Equity Loan, Ser. 2006-HE6, Class A3(a)	Aaa	3.53	08/25/36	20,148	17,078,984
GSAMP Trust Home Equity Loan, Ser. 2006-HE7, Class A2D(a)	Aaa	3.61	10/25/46	2,700	1,931,284
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class M2(a)	Aa1	4.22	03/20/36	11,505	7,010,984
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-3, Class A4(a)	Aaa	4.17	03/20/36	7,300	5,909,562
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Aa2	4.73	02/25/33	2,095	1,354,055
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Aa2	4.88	03/25/33	2,051	1,930,451
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa1	4.67	08/25/33	4,566	4,369,422
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(a)	Aa2	4.46	04/25/34	1,257	1,179,877
Home Equity Asset Trust, Ser. 2005-3, Class M2(a)	Aa2	3.82	08/25/35	2,450	2,210,173

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Home Equity Asset Trust, Ser. 2005-5, Class M1(a)	Aa1	3.86%	11/25/35	$2,625	$2,374,349
Home Equity Asset Trust, Ser. 2005-8, Class M2(a)	Aa2	3.83	02/25/36	2,000	1,619,067
Household Affinity Credit Card Master Note Trust I, Ser. 2003-1, Class B(a)	A1	4.79	02/15/10	11,250	11,256,964
Household Credit Card Master Note Trust I, Ser. 2007-2, Class A(a)	Aaa	4.79	07/15/13	5,200	5,143,071
Household Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	4.38	06/15/12	18,000	17,341,382
Household Home Equity Loan Trust, Ser. 2006-4, Trust, Ser. 2007-1, Class B(a)	Aaa	4.08	03/20/36	15,000	12,594,489
HSBC Private Label Credit Card Master Note	A2	4.35	12/16/13	25,000	23,725,100
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A2B(a)	Aaa	4.59	01/15/10	7,000	6,982,413
Irwin Home Equity, Ser. 2006-2, Class 2A1, 144A(a)	Aaa	3.48	02/25/36	6,355	6,140,193
IXIS Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1, Class A4(a)	Aaa	3.68	03/25/36	3,000	2,712,572
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CH2, Class AV4(a)	Aaa	3.52	10/25/36	7,000	5,698,536
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5(a)	Aaa	3.62	08/25/36	7,447	6,171,141
JP Morgan Mortgage Acquisition Corp., Ser. 2006-WMC3, Class A5(a)	Aaa	3.62	08/25/36	2,900	2,301,131
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	4.13	07/25/33	2,283	2,081,842

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	25

Portfolio of Investments

as of January 31, 2008 continued

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	4.06%	08/25/33	$4,700	$4,386,046
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	3.91	06/25/34	2,350	2,131,636
Long Beach Mortgage Loan Trust, Ser. 2005-02, Class M2(a)	Aa2	3.84	04/25/35	1,100	1,024,378
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(a)	Aa2	3.93	06/25/35	10,000	8,668,320
Marlin Leasing Receivables LLC, Equipment, Ser. 2004-1A, Class A4, 144A(a)	Aaa	4.54	05/15/11	61	61,034
Master Asset Backed Securities Trust, Home Equity Loan, Ser. 2006-HE3, Class A3(a)	Aaa	3.53	08/25/36	14,375	12,375,021
MBNA Credit Card Master Note Trust, Credit Card Loan, Ser. 2005-C3, Class C3(a)	Baa2	4.51	03/15/11	30,000	29,586,419
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	Baa2	4.54	08/15/13	21,800	19,485,239
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	Baa2	4.53	10/15/13	7,455	6,718,774
Merrill Lynch Mortgage Investors Inc., Ser. 2003-WMC2, Class M2(a)(c)	A2	6.23	02/25/34	910	826,712
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2004-HE7, Class M1(a)	Aa1	3.98	08/25/34	3,607	3,335,664
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	Aa2	4.88	11/25/32	2,084	1,914,690

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1(a)	Aa2	4.18%	05/25/33	$1,831	$1,656,721
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M2(a)	A2	5.28	05/25/33	2,483	2,045,707
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	4.40	10/25/33	1,051	957,105
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	A3	6.83	04/25/33	383	318,069
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2(a)	Aa3	6.30	06/25/33	2,880	2,581,944
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(a)	Aa2	4.43	09/25/33	4,600	4,246,613
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(a)	A2	6.00	09/25/33	651	551,992
Morgan Stanley ABS Capital I, Ser. 2005-WMC1, Class M1(a)	Aa1	3.85	01/25/35	3,843	3,541,888
Morgan Stanley ABS Capital I, Ser. 2007-HE2, Class A2C(a)	Aaa	3.51	01/25/37	15,060	12,550,519
Morgan Stanley ABS Capital I, Ser. 2007-HE2, Class A2D(a)	Aaa	3.59	01/25/37	15,960	12,828,809
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	A2	6.38	02/25/33	827	673,900
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	A2	5.33	07/25/32	354	146,960
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	4.79	10/25/32	2,036	1,854,255

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	27

Portfolio of Investments

as of January 31, 2008 continued

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	A2	5.78%	10/25/32	$410	$316,329
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	4.73	03/25/33	2,130	1,969,939
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa2	4.50	05/25/32	2,499	2,319,790
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	A3	8.24	03/25/33	621	558,200
Morgan Stanley Home Equity Loan, Ser. 2005-2, Class M1(a)	Aa1	3.79	05/25/35	4,366	3,855,659
Morgan Stanley Home Equity Loans, Ser. 2007-1, Class A4(a)	Aaa	3.60	12/25/36	18,770	13,351,469
National City Credit Card Master Trust, Credit Card, Ser. 2006-1, Class C(a)	Baa2	4.52	03/15/13	5,000	4,576,525
National City Credit Card Master Trust, Ser. 2007-1, Class C(a)	Baa2	4.54	03/17/14	17,625	15,561,054
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aaa	3.52	08/25/23	5,000	4,824,062
New Century Home Equity Loan Trust , Ser. 2004-4, Class M1(a)	Aa1	3.89	02/25/35	20,836	19,013,940
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	4.10	01/25/34	18,038	16,466,919
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	3.97	05/25/34	8,956	8,337,567
Nissan Auto Receivables Owner Trust, Ser. 2006A, Class A3	Aaa	4.74	09/15/09	18,388	18,476,300

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Nomura Home Equity Loan, Inc., Ser. 2007-2, Class 2A3(a)	Aaa	3.57%	01/25/37	$19,000	$14,329,992
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1(a)	Aaa	4.50	11/25/32	448	419,782
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Aa2	3.80	12/25/35	8,000	6,855,441
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	Aa3	3.82	12/25/35	2,000	1,625,836
Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Aaa	4.39	11/15/18	13,909	13,644,088
Origen Manufactured Housing, Ser. 2007-A, Class A1(a)	Aaa	4.43	04/15/37	12,910	12,106,275
Ownit Mortgage Trust Asset-Backed Certificates, Ser. 2006-OT1, Class A2, 144A(a)	Aaa	3.62	10/25/37	15,800	9,296,720
Popular ABS Mortgage Pass-Through Trust , Ser. 2006-E, Class A1(a)	Aaa	3.47	01/25/37	6,060	5,910,980
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	3.86	08/25/35	4,552	3,999,465
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	Aaa	3.66	05/25/36	3,000	2,547,763
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	Aaa	3.57	03/25/36	10,000	8,741,920
Quest Trust, Home Equity Loan. Ser. 2006-X2, Class A2, 144A(a)	Aaa	3.67	08/25/36	6,000	4,440,000
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	4.63	05/25/34	667	559,947

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	29

Portfolio of Investments

as of January 31, 2008 continued

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Renaissance Home Equity Loan Trust, Ser. 2002-2, Class M1(a)	Aa2	4.58%	08/25/32	$1,100	$770,000
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	3.81	06/25/33	759	695,103
Residential Asset Mortgage Products, Inc., Home Equity Loan, Ser. 2006-RZ4, Class A3(a)	Aaa	3.65	10/25/36	5,500	4,124,401
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ2, Class M1(a)	Aa1	3.71	05/25/36	2,500	1,658,785
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Aaa	3.71	12/25/35	4,200	3,450,211
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(a)	Aaa	3.48	09/25/36	5,000	4,884,578
Residential Asset Securities Corp., Ser. 2006-KS9, Class AI3(a)	Aaa	3.54	11/25/36	10,000	8,843,798
Residential Asset Securities Corp., Ser. 2007-KS1, Class A3(a)	Aaa	3.48	01/25/37	12,000	9,883,910
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(a)	Aaa	3.60	01/25/37	7,316	5,158,523
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(a)	Aaa	3.60	02/25/37	7,500	5,384,465
Residential Asset Securities Corp., Ser. 2007-KS4, Class A3(a)	Aaa	3.65	05/25/37	12,000	10,110,228
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS2, Class AII(a)	Aaa	3.56	12/25/35	3,580	3,142,564
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2006-HSA4, Class A(a)	Aaa	3.52	07/25/36	8,199	7,294,669

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Aa2	4.17%	03/25/31	$1,210	$1,077,149
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	Aa2	4.55	07/25/31	923	742,501
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(a)	A2	4.98	12/25/33	308	255,151
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	4.17	03/25/35	2,000	1,777,923
Saxon Asset Securities Trust, Ser. 2006-3, Class A4(a)	Aaa	3.62	10/25/46	12,000	8,630,058
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M2(a)	A2	4.48	02/25/34	1,278	1,214,876
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Aaa	3.63	05/25/36	5,050	3,939,000
Securitized Asset Investment Loan Trust, Ser. 2004-4, Class A4(a)	AAA(d)	3.78	04/25/34	3,782	3,529,479
SLM Student Loan Trust, Ser. 2007-6, Class A1(a)	Aaa	3.50	04/27/15	7,845	7,814,794
SLM Student Loan Trust, Ser. 2008-1, Class A1(a)	Aaa	4.24	07/25/13	5,000	5,000,000
SLM Student Loan Trust, Ser. 2008-2, Class A1(a)	Aaa	3.47	01/26/15	13,000	13,000,000
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aaa	4.03	08/25/34	700	664,550
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(a)	Aaa	3.58	12/25/36	2,196	2,022,688
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	Aa2	3.81	11/25/35	3,500	3,071,380

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	31

Portfolio of Investments

as of January 31, 2008 continued

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A3, 144A(a)	AAA(d)	3.54%	12/25/35	$4,000	$3,928,291
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A4, 144A(a)	AAA(d)	3.58	12/25/35	1,600	1,502,464
Tal Advantage, LLC, Ser. 2006-1, Class A	Aaa	4.15	04/20/21	8,250	6,342,055
Terwin Mortgage Trust, Ser. 2006-12SL1, Class A1(a)	Aaa	3.50	11/25/37	32,386	25,789,250
Terwin Mortgage Trust, Ser. 2007-1SL, Class A1, 144A(a)	Aaa	3.49	01/25/38	6,100	4,779,727
Terwin Mortgage Trust, Ser. 2007-1SL, Class A2, 144A(a)	Aaa	3.62	01/25/38	14,730	9,251,913
Wachovia Auto Loan Owner Trust, Ser. 2006-2A, Class A2, 144A	Aaa	5.35	05/20/10	4,429	4,444,508
Wachovia Auto Loan Owner Trust, Ser. 2007-1, Class A2	Aaa	5.36	07/20/10	5,412	5,454,503
Wachovia Auto Loan Owner Trust, Ser. 2008-1, Class A1	P-1	3.94	01/20/09	10,000	10,003,125
Wachovia Auto Loan Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	4.78	03/20/11	10,000	10,003,125
Wells Fargo Home Equity Trust, Ser. 2006-2, Class A2(a)	Aaa	3.48	07/25/36	12,000	11,676,485
Wells Fargo Home Equity Trust, Ser. 2006-3, Class A3(a)	Aaa	3.59	01/25/37	5,730	4,317,807
World Omni Auto Receivables Trust, Ser. 2007-B, Class A2B(a)	Aaa	4.56	02/15/10	5,000	4,992,063

					1,757,684,035

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES 12.7%
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(a)	AAA(d)	4.56%	04/10/49	$50,000	$48,166,285
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(a)	Aaa	4.58	06/10/49	30,000	28,936,680
Bank of America Large Loan, Ser. 2005-MIB1, Class A1, 144A(a)	Aaa	4.39	03/15/22	1,455	1,430,486
Bank of America Large Loan, Ser. 2006-BIX1, Class A1, 144A(a)	Aaa	4.31	10/15/19	2,541	2,407,076
Bear Stearns Commerical Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	4.35	03/15/19	5,344	5,197,548
Commercial Mortgage Pass Through Cert., Ser 2006-CN2A, Class A2FL, 144A(a)	AAA(d)	4.76	02/5/19	3,000	2,959,011
GS Mortgage Securities Corp, Ser. 2007-EOP, Class A1, 144A(a)	Aaa	4.63	03/6/20	11,193	10,510,169
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(a)	Aaa	4.38	06/15/49	50,000	48,118,940
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2SF(a)	Aaa	4.36	05/15/47	50,000	48,264,459
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(a)	Aaa	4.37	01/15/49	50,000	48,222,335

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	33

Portfolio of Investments

as of January 31, 2008 continued

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	4.31%	06/15/22	$21,043	$20,523,403
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-06, Class A2FL(a)	Aaa	4.46	03/12/51	50,000	47,285,156
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	4.42	08/12/48	35,000	33,090,039
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(a)	Aaa	4.75	06/12/37	25,000	24,047,018
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	4.44	12/12/49	25,000	24,153,430
Morgan Stanley Capital I, Ser. 2007-IQ14, Class. A2FL(a)	Aaa	4.40	04/15/49	50,000	48,172,480
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WHL7, Class A1, 144A(a)	Aaa	4.33	09/15/21	24,461	23,402,477

					464,886,992
CORPORATE BONDS 30.0%

Automobiles 0.8%
DaimlerChrysler NA Holding Corp., M.T.N.(a)	A3	5.46	03/13/09	30,000	29,854,440

Banking 3.0%
Anglo Irish Bank, M.T.N., 144A(a)	A1	4.58	09/5/08	20,000	19,928,000
BBVA US Senior SA Unipersonal, 144A(a)	Aa1	4.07	04/17/09	10,000	9,997,120
Citigroup, Inc., Notes(a)	Aa3	5.12	03/16/12	25,000	24,408,325
Citigroup, Inc., Notes(a)	Aa3	5.29	06/9/09	2,070	2,051,432
Credit Suisse USA, Inc.(a)	Aa1	5.03	11/20/09	25,000	24,821,100
HBOS Treasury Services PLC, M.T.N., 144A(a)	Aa1	4.04	07/17/09	15,000	15,000,990

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

J.P. Morgan Chase & Co., M.T.N.(a)	Aa2	5.04%	12/21/11	$10,000	$9,808,970
J.P. Morgan Chase & Co., Notes, M.T.N.(a)	Aa2	5.22	06/2/09	4,000	4,002,632

					110,018,569

Brokerage 3.9%
Bear Stearns & Co., Inc., M.T.N.(a)	A2	3.47	01/31/11	20,000	18,086,980
Goldman Sachs Group, Inc.(a)	Aa3	5.05	02/6/12	10,000	9,678,250
Goldman Sachs Group, Inc., M.T.N.(a)	Aa3	5.24	03/28/08	5,000	5,012,049
Lehman Brothers Holdings, Inc., M.T.N.(a)	A1	5.17	05/25/10	50,000	48,226,400
Merrill Lynch & Co., Inc., M.T.N.(a)	A1	5.37	06/5/12	40,000	36,579,000
Morgan Stanley, M.T.N.(a)	Aa3	4.35	01/15/10	25,000	24,620,850

					142,203,529

Building Materials & Construction 0.3%
Martin Marietta Materials, Inc., Sr. Unsub.(a)	Baa1	3.40	04/30/10	10,940	10,831,136

Cable 0.4%
Comcast Corp.(a)	Baa2	4.68	07/14/09	15,000	14,693,055

Capital Goods 3.6%
Caterpillar Financial Services Corp., Notes, M.T.N.(a)	A2	5.22	03/10/09	5,000	4,991,240
Eaton Corp.(a)	A2	4.96	08/10/09	35,000	34,538,945
ERAC USA Finance Co., Notes, 144A(a)	Baa1	3.50	04/30/09	21,490	21,396,604
John Deere Capital Corp. M.T.N.(a)	A2	5.16	09/1/09	35,000	34,936,370
John Deere Capital Corp., M.T.N.(a)	A2	5.27	06/10/08	4,350	4,350,892
Snap-On, Inc.(a)	A3	4.51	01/12/10	25,000	24,762,775
United Technologies Corp.(a)	A2	5.19	06/1/09	5,000	4,974,425

					129,951,251

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	35

Portfolio of Investments

as of January 31, 2008 continued

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Electric 1.2%
Dominion Resources, Inc.(a)	Baa2	5.05%	11/14/08	$20,000	$19,865,640
Ohio Power Co.(a)	A3	4.83	04/5/10	22,950	22,610,822

					42,476,462

Energy—Integrated 0.2%
Conocophilips AU Funding Co., Gtd. Notes(a)	A1	4.64	04/9/09	7,600	7,569,630

Energy—Other 1.3%
BJ Services Co.(a)	Baa1	5.29	06/1/08	46,078	46,151,863

Foods 1.3%
General Mills, Inc.(a)	Baa1	4.02	01/22/10	30,000	29,192,970
Kraft Foods, Inc., Sr. Unsub.(a)	Baa2	5.39	08/11/10	10,000	9,922,010
SABMiller PLC, 144A(a)	Baa1	5.03	07/1/09	10,000	10,053,840

					49,168,820

Health Care & Pharmaceutical 1.8%
AstraZeneca PLC, Sr. Unsub.(a)	A1	5.44	09/11/09	25,000	25,072,450
Cardinal Health, Inc., 144A(a)	Baa2	5.00	10/2/09	20,000	20,080,920
Eli Lilly & Co., 144A(a)	Aa3	4.99	05/15/08	20,000	20,000,000

					65,153,370

Insurance 2.0%
Lincoln National Corp., Sr. Unsec’d. Notes(a)	A3	5.21	03/12/10	35,000	34,434,085
UnitedHealth Group, Inc., 144A(a)	Baa1	5.09	06/21/10	40,000	39,043,960

					73,478,045

Media & Entertainment 1.3%
Time Warner, Inc.(a)	Baa2	5.11	11/13/09	30,000	29,118,660
Walt Disney Co., M.T.N.(a)	A2	5.25	09/10/09	20,000	20,006,640

					49,125,300

See Notes to Financial Statements.

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	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Non-Captive Finance 4.1%
American Express Credit Corp., M.T.N.(a)	Aa3	3.99%	05/19/09	$8,000	$7,892,632
Capital One Financial Corp., M.T.N.(a)	A3	5.43	09/10/09	25,000	23,316,350
CIT Group, Inc., M.T.N.(a)	A2	5.03	08/17/09	29,600	27,241,561
CIT Group, Inc., Notes(a)	A2	5.09	12/19/08	5,000	4,821,295
Countrywide Financial, Corp., M.T.N.(a)	Baa3	5.32	05/7/12	35,000	27,463,345
General Electric Capital Corp., M.T.N.(a)	Aaa	5.04	02/2/09	8,300	8,296,738
General Electric Capital Corp., M.T.N.(a)	Aaa	3.29	01/26/11	22,500	22,219,965
Household Financial Corp., M.T.N.(a)	Aa3	5.16	11/16/09	10,370	10,093,038
HSBC Finance Corp., Notes, M.T.N.(a)	Aa3	5.28	12/5/08	3,000	2,986,089
International Lease Finance Corp., M.T.N.(a)	A1	4.66	01/15/10	17,000	17,018,700

					151,349,713

Pipelines & Other 0.8%
Rockies Express Pipeline LLC, Gtd., 144A(a)	Baa2	5.78	08/20/09	30,000	30,064,920

Retailers 1.3%
CVS Caremark Corp.(a)	Baa2	5.42	06/1/10	50,000	48,844,851

Technology 1.7%
Cisco Systems Inc., Notes(a)	A1	5.10	02/20/09	6,000	5,997,204
Hewlett-Packard Co.(a)	A2	5.05	06/15/10	17,200	17,082,266
Hewlett-Packard Co.(a)	A2	5.23	03/1/12	5,000	4,932,925
IBM International Group Capital(a)	A1	3.65	07/29/09	35,000	34,976,130

					62,988,525

Telecommunications 1.0%
AT&T, Inc.(a)	A2	4.98	02/5/10	35,000	34,697,005

Total corporate bonds					1,098,620,484

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	37

Portfolio of Investments

as of January 31, 2008 continued

	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.1%
Federal National Mortgage Association, Ser. 2006-5, Class 3A1(a)	AAA(d)	3.44%	11/25/24	$987	$988,906
Federal National Mortgage Association, Ser. 2006-5, Class 2A1(a)	AAA(d)	4.98	11/25/28	4,050	4,057,474

					5,046,380

Total long-term investments (cost $3,584,343,225)					3,326,237,891

SHORT-TERM INVESTMENTS 9.5%

COMMERCIAL PAPER 8.9%(b)
Alcoa, Inc.	P-2	5.36	03/10/08	10,000	9,952,625
Autoliv ASP, Inc., 144A	P-2	5.45	03/17/08	12,000	11,937,290
Cadbury Schweppes Finance PLC, 144A	P-2	5.45	02/27/08	25,000	24,908,265
Cardinal Health, Inc., 144A	P-2	4.45	02/19/08	10,000	9,976,514
Clorox Co., 144A	P-2	3.40	03/12/08	20,000	19,922,556
Computer Sciences Corp., 144A	P-2	3.80	02/14/08	35,000	34,948,278
Dow Chemical Co.	P-2	4.61	04/11/08	25,000	24,843,250
EOG Resources, Inc., 144A	P-2	3.50	02/1/08	12,635	12,633,772
Heinz H.J. Finance Co., 144A	P-2	3.35	03/14/08	5,000	4,979,993
Home Depot, Inc., 144A	P-2	5.35	02/25/08	25,000	24,913,728
ITT Industries, Inc., 144A	P-2	5.35	02/28/08	10,000	9,961,306
Kellog Co., DCP, 144A	P-2	5.47	02/27/08	12,600	12,553,766
Keyspan Corp., 144A	P-2	5.50	02/28/08	12,600	12,551,245
Lehman Brother Holdings	P-1	3.04	02/1/08	29,840	29,837,480
Rabobank USA Financial Corp.	P-1	3.06	02/1/08	30,000	29,997,450
Weatherford International Ltd., 144A	P-2	3.39	02/1/08	40,000	39,996,232
Weyerhaeuser Co., 144A	P-2	3.62	02/1/08	10,000	9,998,994

					323,912,744

See Notes to Financial Statements.

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	Moody’s Rating* (unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LOAN PARTICIPATIONS 0.6%
Kimco Realty Corp.(c)	Baa1	3.62%	02/27/08	$12,000	$12,000,000
Weingarten Realty Investors(c)	Baa1	4.34	02/13/08	10,000	10,000,000

					22,000,000

Total short-term investments (cost $345,817,754)					345,912,744

Total Investments 100.3% (cost $3,930,160,979; Note 5)					3,672,150,635
Liabilities in excess of other assets(e) (0.3)%					(11,180,261)

Net Assets 100.0%					$3,660,970,374

The following abbreviations are used in the portfolio descriptions:

LLC— Limited Liability Company.

M.T.N.—Medium Term Note.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	The ratings reflected are as of January 31, 2008. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard & Poor’s Rating.
(e)	Liabilities in excess of other assets include net unrealized appreciation on credit default swaps as follows:

Credit default swap agreements outstanding at January 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Citibank, NA(a)	3/20/2010	$20,000	0.28%	CVS Corp. 4.875%, due 9/15/2014	$21,545
Deutsche Bank AG(a)	6/20/2012	15,000	5.05%	Countrywide Home Loans, Inc. 6.000%, due 1/24/2018	(239,267)
Citibank, NA(a)	12/20/2017	15,800	2.65%	AMBAC Assurance Corp. 5.900%, due 2/22/2021	483,408

					$265,686

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	39

Portfolio of Investments

as of January 31, 2008 continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2008 was as follows:

Asset Backed Securities	48.0%
Commercial Mortgage Backed Securities	12.7
Commercial Paper	8.9
Non-Captive Finance	4.1
Brokerage	3.9
Capital Goods	3.6
Banking	3.0
Insurance	2.0
Health Care & Pharmaceutical	1.8
Technology	1.7
Media & Entertainment	1.3
Retailers	1.3
Energy—Other	1.3
Foods	1.3
Electric	1.2
Telecommunications	1.0
Automobiles	0.8
Pipelines & Other	0.8
Loan Participations	0.6
Cable	0.4
Building Materials & Construction	0.3
Energy—Integrated	0.2
U.S. Government Agency Obligations	0.1

100.3
Liablilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of January 31, 2008

Assets
Unaffiliated investments, at value (cost $3,930,160,979)	$3,672,150,635
Cash	1,306
Interest receivable	11,696,612
Unrealized appreciation on credit default swaps	504,953
Prepaid expenses	32,026

Total assets	3,684,385,532

Liabilities
Payable for investments purchased	19,110,670
Dividend payable	3,915,690
Unrealized depreciation on credit default swaps	239,267
Accrued expenses	87,566
Management fee payable	45,298
Transfer agent fee payable	16,667

Total liabilities	23,415,158

Net Assets	$3,660,970,374

Net assets were comprised of:
Common stock, at par	$392,782
Paid-in capital in excess of par	3,926,859,328

3,927,252,110
Undistributed net investment income	111,920
Accumulated net realized loss on investments and swaps	(8,648,998)
Net unrealized depreciation on investments and swap agreements	(257,744,658)

Net assets, January 31, 2008	$3,660,970,374

Net asset value, offering price and redemption price per share ($3,660,970,374 ÷ 392,781,536 shares of $.001 par value common stock issued and outstanding)	$9.32

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	41

Statement of Operations

Year Ended January 31, 2008

Net Investment Income
Income
Unaffiliated Interest	$209,968,324

Expenses
Management fee	1,855,866
Custodian’s fees and expenses	127,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	100,000
Insurance	36,000
Audit fee	28,000
Legal fees and expenses	14,000
Trustee’s fees	10,000
Miscellaneous	13,328

Total expenses	2,184,194
Less: expense waiver (Note 2)	(1,299,106)

Net expenses	885,088

Net investment income	209,083,236

Net Realized And Unrealized Gain (Loss) On Investments and Swap Agreements
Net realized loss on:
Investment transactions	(8,162,977)
Swaps	(39,544)

(8,202,521)

Net change in unrealized appreciation (depreciation) on:
Investments	(258,732,755)
Swap agreements	265,686

(258,467,069)

Net loss on investments	(266,669,590)

Net Decrease In Net Assets Resulting From Operations	$(57,586,354)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended January 31,
	2008	2007
Increase In Net Assets
Operations
Net investment income	$209,083,236	$72,618,539
Net realized gain (loss) on investment transactions and swaps	(8,202,521)	38,931
Net change in unrealized appreciation (depreciation) on investments and swap agreements	(258,467,069)	688,650

Net increase (decrease) in net assets resulting from operations	(57,586,354)	73,346,120

Dividends from net investment income (Note 1)	(209,325,263)	(72,764,313)

Series share transactions
Net proceeds from shares subscribed	3,001,647,451	3,647,000,000
Net asset value of shares issued to shareholders in reinvestment of dividends	208,695,190	69,548,890
Cost of shares reacquired	(2,343,151,691)	(1,100,400,394)

Net increase in net assets from Series share transactions	867,190,950	2,616,148,496

Total increase	600,279,333	2,616,730,303

Net Assets
Beginning of year	3,060,691,041	443,960,738

End of year(a)	$3,660,970,374	$3,060,691,041

(a) Includes undistributed net investment income of:	$111,920	$14,313

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	43

Notes to Financial Statements

Dryden Core Investment Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

The Fund consists of six series—the Taxable Money Market Series, the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The Taxable Money Market Series (the Money Market Series) and the Short-Term Bond Series commenced investment operations on April 23, 1999 and November 7, 2005, respectively.

The investment objective of the Money Market Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Money Market Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Money Market Series’ investment advisors. The ability of the issuers of the securities held by the Money Market Series to meet their obligations may be affected by economic developments in a specific industry or region.

The investment objective of the Short-Term Bond Series is high current income consistent with the preservation of principal. Under normal circumstances, the Short-Term Bond Series will invest at least 80% of its investable assets in debt obligations with maturities of three years or less. These debt obligations will include money market obligations, bonds and other fixed income debt obligations such as U.S. Government securities (including U.S. Treasury bills, notes and bonds), mortgage-backed securities, asset-backed securities, foreign securities and other short-term debt obligations. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Shares of the Money Market Series and the Short-Term Bond Series are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadvisor. At January 31, 2008, 100% of the shares outstanding were owned by such entities of which 9 shareholders held 95.7% of outstanding shares of the Short-Term Bond Series and 1 shareholder held 9.2% of outstanding shares of the Money Market Series.

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Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Series, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of January 31, 2008, the Taxable Money Market Series had 2 securities representing $147,000,000 whose values were adjusted in accordance with procedures approved by the Board of Trustees. For the Short-Term Bond Series, short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value.

The Money Market Series may hold up to 10% and the Short Term Bond Series may hold up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is each Series’ policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the

Dryden Core Investment Fund	45

Notes to Financial Statements

continued

collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Money Market Series and the Short-Term Bond Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Series declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Series declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are declared annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the

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management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily payable monthly. For the year ended January 31, 2008, the costs (net of waiver, where applicable) were at an effective annual rate of .009% for the Money Market Series’ and .015% for the Short-Term Bond Series.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Series. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

The Short-Term Bond Series’ purchases and sales of investment securities, other than short-term investments, for the year ended January 31, 2008, aggregated $2,644,130,628 and $1,776,684,628, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income and accumulated net realized loss on investments and swaps on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investments and swaps. For the year ended January 31, 2008, the adjustment for the Taxable Money Market Series was to increase undistributed net investment income and to decrease accumulated net realized gain on investment transactions by $73,265 due to redesignation of dividends. For the year ended January 31, 2008, the adjustment for the Short-Term Bond Series was to

Dryden Core Investment Fund	47

Notes to Financial Statements

continued

increase undistributed net investment income and to increase accumulated net realized loss on investments and swaps by $339,634 due to reclassification of paydown losses, swaps and reclassification of dividends.

The tax character of distributions paid during the year ended January 31, 2008 were as follows:

Series	Ordinary Income	Long-Term Capital Gains	Total Distributions
Taxable Money Market Series	$1,097,242,992	$—	$1,097,242,992
Short-Term Bond Series	209,325,263	—	209,325,263

The tax character of distributions paid during the year ended January 31, 2007 were as follows:

Series	Ordinary Income	Long-Term Capital Gains	Total Distributions
Taxable Money Market Series	$791,280,423	$—	$791,280,423
Short-Term Bond Series	72,764,313	—	72,764,313

As of January 31, 2008, the accumulated undistributed earnings on a tax basis were as follows:

Series	Accumulated Ordinary Income
Taxable Money Market Series*	$23,439,874
Short-Term Bond Series**	3,952,988

*	includes a timing difference of $23,424,048 for dividends payable.
**	includes a timing difference of $3,915,690 for dividends payable.

The United States federal income tax basis of the investments and the net unrealized depreciation as of January 31, 2008 was as follows:

Series	Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Depreciation
Short-Term Bond Series	$3,930,162,074	$740,896	$(258,752,335)	$(258,011,439)	$265,686	$(257,745,753)

The difference between book and tax basis was primarily attributable to deferred losses on wash sales. Other cost basis adjustments are attributable to appreciation on swaps.

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For federal income tax purposes, Short-Term Bond Series had capital loss carryforward as of January 31, 2008 of approximately $8,441,000 which expires in 2016. Accordingly, no capital gains distributions is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. It is uncertain whether Short-Term Bond Series will be able to realize the full benefit prior to the expiration date. Additionally, the Series elects to treat capital losses of approximately $207,000 as having been incurred in the following year. During the fiscal year ended January 31, 2008, the Taxable Money Market Series utilized approximately $105,900 of its capital loss carryforward.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

	Taxable Money Market Series		Short-Term Bond Series
	Shares	Amount	Shares	Amount
Year ended January 31, 2008:
Shares sold	160,735,985,221	$160,735,985,229	300,896,593	$3,001,647,451
Shares issued in reinvestment of distributions	700,164,535	700,164,535	21,305,411	208,695,190
Shares reacquired	(153,590,603,913)	(153,590,603,913)	(235,176,432)	(2,343,151,691)

Net increase in shares outstanding	7,845,545,843	$7,845,545,851	87,025,572	$867,190,950

Year ended January 31, 2007:
Shares sold	121,642,461,871	$121,642,461,871	364,367,632	$3,647,000,000
Shares issued in reinvestment of distributions	546,148,760	546,148,760	6,948,554	69,548,890
Shares reacquired	(119,936,928,868)	(119,936,928,868)	(109,951,488)	(1,100,400,394)

Net increase in shares outstanding	2,251,681,763	$2,251,681,763	261,364,698	$2,616,148,496

Note 7. Overdrafts

The Taxable Money Market Series utilized the temporary overdraft facility. The average daily balance outstanding during the year ended January 31, 2008, was $4,005,697 at a weighted interest rate of 5.75%.

Dryden Core Investment Fund	49

Notes to Financial Statements

continued

Note 8. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

JANUARY 31, 2008	ANNUAL REPORT

Dryden Core Investment Fund

Financial Highlights

Taxable Money Market Series
Year Ended January 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains	.05
Dividends and distributions to shareholders	(.05)

Net asset value, end of year	$1.00

Total Return(a):	5.43%
Ratios/Supplemental Data:
Net assets, end of year (000)	$24,536,580
Average net assets (000)	$20,733,978
Ratios to average net assets:
Expenses	.01%
Net investment income	5.29%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

See Notes to Financial Statements.

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Taxable Money Market Series
Year Ended January 31,
2007	2006	2005	2004

$1.00	$1.00	$1.00	$1.00

.05	.03	.02	.01
(.05)	(.03)	(.02)	(.01)

$1.00	$1.00	$1.00	$1.00

5.23%	3.46%	1.50%	1.20%

$16,691,034	$14,439,643	$11,924,742	$12,769,580
$15,454,186	$11,936,264	$13,091,919	$8,669,076

.02%	.02%	.02%	.03%
5.12%	3.50%	1.50%	1.20%

See Notes to Financial Statements.

Dryden Core Investment Fund	53

Financial Highlights

continued

	Short-Term Bond Series Fund
	Year Ended January 31,				November 7, 2005(a) through January 31, 2006
	2008		2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.01		$10.00		$10.00

Income (loss) from investment operations:
Net investment income	.55		.54		.10
Net realized and unrealized gain (loss) on investment transactions	(.69)		.01		—	(b)

Total from investment operations	(.14)		.55		.10

Less Dividends
Dividends from net investment income	(.55)		(.54)		(.10)

Net asset value, end of period	$9.32		$10.01		$10.00

Total Return(c):	(1.48)%		5.61%		.95%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,660,970		$3,060,691		$443,961
Average net assets (000)	$3,711,731		$1,314,770		$415,749
Ratios to average net assets:
Expenses	.02	%(d)	.03	%(d)	.08	%(d)(e)
Net investment income	5.63	%(d)	5.52	%(d)	4.47	%(d)(e)
Portfolio turnover rate	53%		31%		7	%(f)

(a)	Commencement of investment operations.
(b)	Amount represents less than $.005 per share.
(c)	Total return is calculated assuming purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, and brokerage commissions). The Manager will reimburse the Fund .035% of average daily net assets. If the Manager had not reimbursed the Series, the expenses and the net investment income ratios would have been .06% and 5.60%, respectively, for the year ended January 31, 2008, .07% and 5.49%, respectively, for the year ended January 31, 2007 and .11% and 4.43%, respectively, for the period November 7, 2005 (commencement of investment operations) through January 31, 2006.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

54	Visit our website at www.jennisondryden.com

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Dryden Core Investment Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Taxable Money Market Series and the Short-Term Bond Series, each a series of the Dryden Core Investment Fund (hereafter referred to as the “Funds”) as of January 31, 2008, and for Taxable Money Market Series, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended; and for Short-Term Bond Series, the statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period from November 7, 2005 (commencement of operations) through January 31, 2006. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of January 31, 2008, and the results of their operations, the changes in their net assets and the financial highlights for each of the years or periods referred to in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 27, 2008

Dryden Core Investment Fund	55

Federal Income Tax Information

(Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Funds’ fiscal year end (January 31, 2008) as to the federal tax status of dividends paid by the Series’ during such fiscal year.

During fiscal year end January 31, 2008, the Series’ paid aggregate dividends and distributions as follows:

	Taxable Money Market Series	Short-Term Bond Series
Ordinary Income	$.05	$.55

The Taxable Money Market Series and Short-Term Bond Series designates 88.64% and 95.70%, respectively of the ordinary income dividends as interest-related dividends under The American Jobs Creation Act of 2004.

Interest-related dividends and short-term capital gain dividends do not include any distributions paid by a Fund with respect to Fund tax years beginning after December 31, 2007. Consequently, this provision expires with respect such distributions paid after the Fund’s fiscal year ended January 31, 2008.

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Management of the Fund

(Unaudited)

Information pertaining to the Dryden Core Investment Fund (the “Fund”) is set forth below. Trustees who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the 1940 Act), are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Fund are referred to as “Interested Trustees.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Trustees(2)

Linda W. Bynoe (55), Trustee since 2005(3) Oversees 59 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since March 1995) of Telemat, Ltd. (management consulting); formerly Vice President at Morgan Stanley & Co.

Other Directorships held: Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (since April 2006).

David E.A. Carson (73), Trustee since 2003(3) Oversees 63 portfolios in Fund complex

Principal occupations (last 5 years): Director (since October 2007) of ICI Mutual Insurance Company; formerly Chairman and Chief Executive Officer of People’s Bank (1988-2000).

Robert E. La Blanc (73), Trustee since 1999(3) Oversees 61 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).

Other Directorships held:(4) Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).

Douglas H. McCorkindale (68), Trustee since 2003(3) Oversees 59 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Other Directorships held:(4) Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Richard A. Redeker (64), Trustee since 2003(3) Oversees 60 portfolios in Fund complex

Principal occupations (last 5 years): Retired Mutual Fund Executive (36 years); Management Consultant; Director of Penn Tank Lines, Inc. (since 1999).

Robin B. Smith (68), Trustee since 1999(3) Oversees 61 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Formerly Director of BellSouth Corporation (1992-2006).

Dryden Core Investment Fund	57

Stephen G. Stoneburn (64), Trustee since 1999(3) Oversees 61 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Clay T. Whitehead (69), Trustee since 1999(3) Oversees 61 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of YCO (new business development firm).

Interested Trustees(1)

Judy A. Rice (60), President since 2003 and Director since 2000(3) Oversees 59 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services, LLC; formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

Robert F. Gunia (61), Vice President and Director since 1999(3) Oversees 149 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc. and Vice President (since January 2007) of The Greater China Fund, Inc.

Information pertaining to the Officers of the Fund who are not also Trustees is set forth below.

Officers(2)

Kathryn L. Quirk (55), Chief Legal Officer since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (50), Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

58	Visit our website at www.jennisondryden.com

Jonathan D. Shain (49), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (33), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Timothy J. Knierim (49), Chief Compliance Officer since 2007(3)

Principal occupations (last 5 years): Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).

Valerie M. Simpson (49), Deputy Chief Compliance Officer since 2007.

Principal occupations (last 5 years): Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.

Grace C. Torres (48), Treasurer and Principal Financial and Accounting Officer since 1999(3)

Principal occupations (last 5 years): Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

John P. Schwartz (36), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley, Austin Brown & Wood LLP (1997-2005).

M. Sadiq Peshimam (44), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.

Peter Parrella (49), Assistant Treasurer since 2007(3)

Principal occupations (last 5 years): Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

Andrew R. French (45), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Noreen M. Fierro (43), Anti-Money Laundering Compliance Officer since 2006(3)

Principal occupations (last 5 years): Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

Dryden Core Investment Fund	59

†

The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison Dryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11. The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., Advanced Series Trust, and Prudential’s Gibraltar Fund, Inc.

(1)	“Interested” Trustees, as defined in the 1940 Act, by reason of employment with the Manager, a Subadvisor or the Distributor.

(2)	Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)

There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the individual’s length of service as Trustees and/or Officer.

(4)

This includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information about the Trustees is included in the Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

60	Visit our website at www.jennisondryden.com

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies—Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended January 31, 2008 and January 31, 2007 KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $46,861 and $44,600 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

None.

(c)	Tax Fees

None.

(d)	All Other Fees

None.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2)	Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g)	Non-Audit Fees

Not applicable to Registrant for the fiscal years 2008 and 2007. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2008 and 2007 was $26,200 and $317,300, respectively.

(h)	Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Core Investment Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	March 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 25, 2008

*	Print the name and title of each signing officer under his or her signature.